PROJECTS IN PROGRESS	12 Months Ended
Jun. 30, 2017
Projects In Progress
PROJECTS IN PROGRESS

NOTE 6 –PROJECTS IN PROGRESS

Projects in progress represent costs accumulated on projects at various stages of completion. Projects in progress are classified as short-term because the projects are expected to be completed within one year. The Company recorded project in progress of $229,494 as of June 30, 2016. The project was completed in December 2016.